CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 5,292,833	$ 9,242,809	$ 17,507,157
Accounts receivable	715,696	647,143	1,334,923
Finance lease receivable	86,764
Inventory	618,650	318,135	398,556
Research and development supplies	671,845	1,274,653	1,274,653
Prepaid expenses and other assets	630,042	591,236	802,366
Total current assets	8,015,830	12,073,976	21,317,655
Non-current assets
Restricted cash	462,874	439,736	478,260
Right-of-use asset	720,473
Finance lease receivable	138,690
Property, plant and equipment	767,973	813,628	1,685,181
Total non-current assets	2,090,010	1,253,364	2,163,441
Total assets	10,105,840	13,327,340	23,481,096
Current liabilities
Accounts payable and accrued liabilities	7,794,456	4,610,560	1,844,955
Lease liabilities	436,352
Derivative liability from financing			19,997,345
Total current liabilities	14,721,558	6,033,784	26,103,897
Non-Current Liabilities
Accrued liabilities	1,186,601	2,241,979
Lease liabilities	468,527
Derivative warrant liability from financing		190,303	16,831,685
Total non-current liabilities	9,830,047	15,626,394	32,577,647
Total liabilities	24,551,605	21,660,178	58,681,544
Equity
Share capital	328,460,681	304,460,533	171,803,816
Contributed surplus	29,766,225	26,260,806	23,056,846
Accumulated other comprehensive loss	(6,140,507)	(7,653,028)	(6,643,436)
Deficit	(366,532,164)	(331,401,149)	(223,417,674)
Total equity	(14,445,765)	(8,332,838)	(35,200,448)
Total liabilities and equity	10,105,840	13,327,340	23,481,096
2017 Convertible Notes
Current liabilities
Convertible Notes	5,400,189	1,423,224	4,261,597
Non-Current Liabilities
Convertible Notes		$ 13,194,112	$ 15,745,962
2019 Convertible Notes
Current liabilities
Convertible Notes	1,090,561
Non-Current Liabilities
Convertible Notes	$ 8,174,919